                                                       1933 Act File No. 2-87072
                                                      1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____                                 [   ]
         Post-Effective Amendment No. 20                                   [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 18                                                  [ x ]


                           SENTRY VARIABLE ACCOUNT II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                          SENTRY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
--------------------------------------------------------------------------------
             (Address of Depositor's Executive Offices and Zip Code)

                            Telephone (715) 346-6000
--------------------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)

                               William M. O'Reilly
                               Sentry Life Insurance Company
                               1800 North Point Drive
                               Stevens Point, WI  54481
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1,1999, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________________, pursuant to paragraph(a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)


Item No.                                             Location
--------                                             --------
                                     PART A

  1     Cover Page  ..............................  Cover Page

  2     Definitions  .............................  Definitions

  3     Synopsis .................................  Summary

  4     Condensed Financial Information  .........  Condensed Financial
                                                    Information

  5     General Description of Registrant,
        Depositor, and Portfolio Companies .......  The Company; The Variable
                                                    Account; Neuberger Berman
                                                    Advisers Management Trust

  6     Deductions and Expenses .................   Charges and Deductions

  7     General Description of Variable
        Annuity Contracts  .......................  The Contract

  8     Annuity Period  ..........................  Annuity Provisions

  9     Death Benefit  ...........................  The Contract; Annuity
                                                    Provisions

 10     Purchases and Contract Value .............  Purchases and Contract Value

 11     Redemptions  .............................  Purchases and Contract Value

 12     Taxes  ...................................  Federal Tax Status

 13     Legal Proceedings  .......................  Legal Proceedings

 14     Table of Contents of the Statement
        of Additional Information ................  Table of Contents of the
                                                    Statement of Additional
                                                    Information

                                     PART B

 15     Cover Page  ..............................  Cover Page

 16     Table of Contents  .......................  Table of Contents

 17     General Information and History ..........  The Company

 18     Services  ................................  Not Applicable

 19     Purchase of Securities Being Offered .....  Not Applicable

 20     Underwriters  ............................  Distribution of The Contract

 21     Calculation of Performance Data ..........  Yield Calculation for Liquid
                                                    Asset Subaccount

 22     Annuity Payments  ........................  Amount of Annuity Payments

 23     Financial Statements .....................  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

                         SENTRY LIFE INSURANCE COMPANY


       Home Office:                         Annuity Service Office:
         1800 North Point Drive             P.O. Box 867
         Stevens Point, WI 54481            Stevens Point, WI 54481
                                            Telephone: (800) 533-7827

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                      and
                         SENTRY LIFE INSURANCE COMPANY

The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of Neuberger Berman Advisers Management Trust. Through the Variable Account, you may invest in the following Portfolios of Neuberger Berman Advisers Management Trust:

    - Growth Portfolio               - Limited Maturity Bond Portfolio
    - Liquid Asset Portfolio         - Balanced Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

THE CONTRACT:

    - IS NOT A BANK DEPOSIT
    - IS NOT FEDERALLY INSURED
    - IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
    - IS NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 1999, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 28 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1, 1999.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Definitions...............................................................    4
Summary...................................................................    5
Fee Table.................................................................    6
Condensed Financial Information...........................................    8
Performance Information...................................................    8
Financial Statements......................................................    8
The Company...............................................................    9
The Variable Account......................................................    9
Neuberger Berman Advisers Management Trust................................    9
  AMT Liquid Asset Investments............................................    9
  AMT Growth Investments..................................................    9
  AMT Limited Maturity Bond Investments...................................   10
  AMT Balanced Investments................................................   10
Variable Account Voting Rights............................................   10
Substitution of Securities................................................   10
Charges and Deductions....................................................   11
  Contingent Deferred Sales Charge........................................   11
  Reduction or Elimination of Contingent Deferred Sales Charge............   12
  Deduction for Mortality and Expense Risk Premium........................   12
  Deduction for Contract Maintenance Charge...............................   13
  Deduction for Premium Taxes and Other Taxes.............................   13
  Trust Expenses..........................................................   13
The Contract..............................................................   13
  Transfers...............................................................   14
  Telephone Transfers.....................................................   14
  No Default..............................................................   15
  Modification of the Contract............................................   15
  Contract Value..........................................................   15
  Ownership...............................................................   15
  Assignment..............................................................   15
  Beneficiary.............................................................   16
Annuity Provisions........................................................   16
  Income Date and Settlement Option.......................................   16
  Changing the Income Date................................................   16
  Changing the Settlement Option..........................................   16
  Settlement Options......................................................   16
  Mortality and Expense Guarantee.........................................   17
  Frequency of Annuity Payments...........................................   17
  Amount of Annuity Payments..............................................   17
  Additional Provisions...................................................   18
Death Benefit.............................................................   18
  Death of the Annuitant..................................................   18
  Death of the Contract Owner.............................................   19

                                                                            Page
                                                                            ----
Purchases and Contract Value..............................................   19
  Change in Purchase Payments.............................................   19
  Allocation of Purchase Payments.........................................   19
  Accumulation Units......................................................   20
  Distribution of Contract................................................   20
Surrenders................................................................   20
  Limitations on Withdrawals from 403(b) Annuities........................   21
  Texas Optional Retirement Program.......................................   21
Federal Tax Status........................................................   22
  General.................................................................   22
  Diversification.........................................................   22
  Contract Owner Control of Investments...................................   23
  Multiple Contracts......................................................   23
  Owner Other than Natural Person.........................................   23
  Tax Treatment of Assignments............................................   23
  Income Tax Withholding..................................................   24
  Tax Treatment of Withdrawals - Non-Qualified Contracts and
   Section 457 Contracts..................................................   24
  Qualified Plans.........................................................   25
  Tax Treatment of Withdrawals - Qualified Contracts......................   26
  Tax Sheltered Annuities - Withdrawal Limitations........................   27
  Section 457 - Deferred Compensation Plans...............................   28
Legal Proceedings.........................................................   28
Table of Contents of Statement of Additional Information..................   28

                                  DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit            An accounting unit representing a share of
                             ownership in the Variable Account during the years before annuity payments begin.

Annuitant                    The person upon whose continuation of life any
                             annuity payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit                 An accounting unit of measure used to calculate
                             annuity payments during the income phase of the Contract.

Code                         Internal Revenue Code of 1986, as amended.

Company Sentry Life Insurance Company, 1800 North Point Drive, Stevens Point, WI 54481.

Contingent Owner             The Contingent Owner, if any, of the Contract must
                             be the spouse of the Contract Owner named on the application.

Contract Anniversary         The same month and day each year calculated from
                             the date the Contract was first issued.

Contract Owner               The Contract Owner is named on the application,
                             unless changed, and has all rights under the Contract.

Contract Value               The dollar value of all amounts accumulated under
                             the Contract as calculated on any valuation date.

Contract Year                A 12-month period beginning with the Contract issue
                             date and each Contract anniversary date thereafter.

Mutual Fund                  A Mutual Fund designated as an investment option
                             for the Variable Account.

Income Date                  The date on which annuity payments begin.

Non-Qualified                A contract issued under a non-qualified plan. This
Contract                     means that the contract does not receive favorable
                             tax treatment under Sections 401, 403, 408 or 457 of the Code.

Portfolio                    A segment of a Mutual Fund made up of a separate
                             and distinct class of shares.

Qualified Contract           A contract that is issued under a tax-qualified
                             plan. A qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount                   A segment of the Variable Account that invests in a
                             Mutual Fund or Portfolio.

Valuation Date               The date on which the Company determines the value
                             of the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's Day, Martin Luther King Day,
                             President's Day, Good Friday, Memorial Day,
                             Independence Day, Labor Day, Thanksgiving Day and
                             Christmas Day.

Valuation Period             The period beginning at the close of business on
                             the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation
                             Date.

Variable Account             Sentry Variable Account II, a separate investment
                             account of Sentry Life Insurance Company into which you can allocate your net purchase payments. The
                             Variable Account is divided into Subaccounts.

                                     SUMMARY

THE CONTRACT
The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the Contract Values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

THE VARIABLE ACCOUNT
You can allocate purchase payments to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of Neuberger Berman Advisers Management Trust (the "Trust") at their net asset value. As the Contract Owner, you bear the investment risk for the purchase payments you select to be allocated to the Variable Account.

TEN-DAY FREE LOOK
Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your purchase payments.

CHARGES AND DEDUCTIONS
Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

TAXES
Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

                                    FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES

    - Contingent Deferred Sales Charge (as a percentage of purchase payments)



      TIME BETWEEN WHEN PURCHASE PAYMENT
      IS MADE AND DATE OF SURRENDER                                 PERCENTAGE
      ----------------------------------                            ----------
      Less than 1 year..............................................   6%
      At least 1 year, but less than 2 years........................   5%
      At least 2 years, but less than 3 years.......................   4%
      At least 3 years, but less than 4 years.......................   3%
      At least 4 years, but less than 5 years.......................   2%
      At least 5 years, but less than 6 years.......................   1%
      At least 6 years..............................................   0%

CONTRACT MAINTENANCE CHARGE

    - $30 per year

VARIABLE ACCOUNT ANNUAL EXPENSES

    - Mortality and Expense Risk Premium - 1.20% of daily net asset value

NEUBERGER BERMAN ADVISER MANAGEMENT TRUST AND ADVISERS MANAGERS TRUST ANNUAL EXPENSES(1)
(as a percentage of the average daily net assets of a Portfolio)


                        INVESTMENT MANAGEMENT      OTHER         TOTAL ANNUAL
PORTFOLIO              AND ADMINISTRATION FEES   EXPENSES(2)        EXPENSES
---------              -----------------------   -----------        --------
Liquid Asset(2)                 0.53%              0.35%             1.00%
Balanced                        0.85%              0.18%             1.03%
Growth                          0.83%              0.09%             0.92%
Limited Maturity Bond           0.65%              0.11%             0.76%

(1)The Trust is divided into eight Portfolios, four of which are available with the Variable Account. Each Portfolio invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" include all other expenses of the Portfolio and its corresponding series.

(2)Expenses reflect expense reimbursement. NB Management has undertaken to reimburse the Liquid Asset Portfolio for certain operating expenses including the compensation of NB Management and excluding certain other expenses that exceed, in the aggregate, 1% of the Portfolio's average daily net asset value. Absent such reimbursement, the "Total Annual Expenses" for the year ended December 31, 1998 would have been 1.14% for the Liquid Asset Portfolio. This expense reimbursement policy can be terminated with 60 days written notice and there can be no assurance that it will be continued thereafter.

EXAMPLES

The following table shows the expenses that you, as a Contract Owner, would pay on a $1,000 investment, assuming a 5% annual return on assets.

    (a) shows the amounts that you would pay at the end of each time period if you surrender the Contract.

    (b) shows the amounts that you would pay if you do not surrender the Contract.


                                                   TIME PERIODS
                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                    ------      -------     -------    --------
Growth Portfolio                    (a) $72       $ 97        $125       $245
                                    (b) $22       $ 67        $115       $245

Liquid Asset Portfolio              (a) $73       $100        $130       $257
                                    (b) $23       $ 70        $120       $257

Limited Maturity                    (a) $71       $ 94        $119       $232
Bond Portfolio                      (b) $21       $ 64        $109       $232

Balanced Portfolio                  (a) $73       $101        $132       $259
                                    (b) $23       $ 71        $122       $259


                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist you in understanding the various costs and expenses that you will incur, either directly or indirectly. The table reflects expenses of the Variable Account, as well as the Trust.

2.       Premium taxes may apply; however, they are not reflected.

3. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION


ACCUMULATION UNIT VALUES

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements have been audited by PricewaterhouseCoopers, LLP, independent accountant, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.


                                                           Year Ended
                                       1998       1997         1996       1995        1994
                                       ----       ----         ----       ----        ----
LIQUID ASSET SUBACCOUNT
Beginning of Period                $   17.361  $  16.779   $   16.247 $   15.653  $   15.311
End of Period                          17.954     17.361       16.779     16.247      15.653

Number of Accum.
 Units Outstanding                    140,566    115,558      145,387    162,165     217,211
GROWTH SUBACCOUNT
Beginning of Period                $   50.557  $  39.662   $   36.783 $   28.257  $   30.098
End of Period                          57.716     50.557       39.662     36.783      28.257

Number of Accum.
 Units Outstanding                    750,025    780,148      847,224    938,909   1,049,256

LIMITED MATURITY BOND
 SUBACCOUNT
Beginning of Period                $   24.284  $  23.024   $   22.342 $   20.381  $   20.653
End of Period                          25.048     24.284       23.024     22.342      20.381

Number of Accum.
 Units Outstanding                    238,960    258,942      317,877    384,749     460,025

BALANCED SUBACCOUNT
Beginning of Period                $   20.399  $  17.283   $   16.367 $   13.382  $   14.010
End of Period                          22.613     20.399       17.283     16.367      13.382
Number of Accum.
 Units Outstanding                    499,567    482,578      519,312    550,216     618,542

                                                           Year Ended
                                       1993       1992         1991       1990        1989
                                       ----       ----         ----       ----        ----
LIQUID ASSET SUBACCOUNT
Beginning of Period                $   15.127  $  14.825   $   14.207 $   13.368  $   12.459
End of Period                          15.311     15.127       14.825     14.207      13.368

Number of Accum.
 Units Outstanding                    270,994     414,153     544,747    646,044     502,722
GROWTH SUBACCOUNT
Beginning of Period                $   28.524  $   26.357  $   20.558 $   22.662  $   17.711
End of Period                          30.098      28.524      26.357     20.558      22.662

Number of Accum.
 Units Outstanding                  1,156,057   1,231,668   1,363,149  1,375,719   1,503,684

LIMITED MATURITY BOND
 SUBACCOUNT
Beginning of Period                $   19.607  $   18.867  $   17.147 $   16.026  $   14.639
End of Period                          20.653      19.607      18.867     17.147      16.026

Number of Accum.
 Units Outstanding                    527,775     624,082     696,573    765,968     837,082

BALANCED SUBACCOUNT                                                               No Accumulation
Beginning of Period                $   13.323  $   12.480  $   10.288 $   10.000  Unit Value for this
End of Period                          14.010      13.323      12.480     10.288  Period. Sales of the
                                                                                  Contract in
Number of Accum.                                                                  connection with this
 Units Outstanding                     654,95     565,977     284,777    164,053  Portfolio commenced
                                                                                  on September 17, 1990.


                             PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

                              FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                   THE COMPANY

The Company, meaning Sentry Life Insurance Company, is a stock life insurance company incorporated under the laws of Wisconsin in 1958. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is authorized to conduct annuity, life, accident and health insurance business in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 2, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account.

The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust (the "Trust") is the funding vehicle for the Contract. Each Portfolio of the Trust invests all of its net investable assets in its corresponding series (each a "series") of Advisers Managers Trust ("Managers Trust"), an open-end management company. All series of Managers Trust are managed by Neuberger Berman Management Inc. ("NB Management"). Each series invests in securities according to an investment objective, policies and limitations identical to those of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information regarding this structure, see the Trust's Prospectus.

The Trust offers eight Portfolios, four of which are currently available in connection with the Contract. In that the investment objective of each Portfolio matches that of its corresponding series, the following information is presented in terms of the applicable series of Managers Trust.

    AMT Liquid Asset Investments. The investment objective of this series is to provide the highest current income consistent with safety and liquidity. The series invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

    AMT Growth Investments. This series seeks capital appreciation without regard to income by investing in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

    AMT Limited Maturity Bond Investments. The investment objective of this series is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The series invests in a diversified Portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average Portfolio maturity in light of market conditions and trends. These are short-to-intermediate term debt securities. The series' dollar-weighted average Portfolio maturity may range up to five years.

    AMT Balanced Investments. The investment objective of this series is long-term capital growth and reasonable current income without undue risk to principal. The investment adviser anticipates that the series' investments will normally be managed so that approximately 60% of the series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's view regarding current market trends, the common stock portion of the series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the series' assets will be invested in fixed-income senior securities.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the Trust shares. However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If the Trust holds a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to the Trust and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions at least 14 days prior to the shareholder meeting.

For purposes of voting Trust shares held in the Variable Account at a shareholder meeting of the Trust, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Trust held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Trust. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Trust in its own right, it may elect to do so.

Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Shares of the Balanced Portfolio are also sold directly to qualified plans. The Trust and Managers Trust believe that offering their shares in this manner will not be disadvantageous to you.

                           SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Account's objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                             CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sale expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge

    - purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

    - in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by

    (1) allocating purchase payments to the amount surrendered; and

    (2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and

    (3) adding the products of each multiplication in (2) above.


           TIME BETWEEN WHEN PURCHASE
        PAYMENT IS MADE AND DATE OF SURRENDER           PERCENTAGE
        -------------------------------------           ----------
        Less than 1 year...................................  6%
        At least 1 year, but less than 2 years ............  5%
        At least 2 years, but less than 3 years............  4%
        At least 3 years, but less than 4 years............  3%
        At least 4 years, but less than 5 years............  2%
        At least 5 years, but less than 6 years............  1%
        At least 6 years...................................  0%


The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.

    Example: Amount requested:                                    $1,000
             Assume 5% contingent deferred sales charge:          $   50
             Total amount withdrawn from Contract Value:          $1,050
             Amount you receive:                                  $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.

    Example: Amount requested:                                    $1,000
             Assume 5% contingent deferred sales charge:          $   50
             Total amount withdrawn from Contract Value:          $1,000
             Amount you receive:                                  $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

    - After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

    - When purchase payments that have been held by the Company for more than six years are being withdrawn.

    - When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

    -  At the Company's option pursuant to its current guidelines or procedures.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

    (1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

    (2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

    (3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

    (4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amounts of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

   - The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

   - Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

   - If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

   - The contract maintenance charge will be deducted whether or not you are making purchase payments.

   -     The Company does not profit from the contract maintenance charge.

DEDUCTION FOR PREMIUM TAXES AND OTHER TAXES

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

TRUST EXPENSES

There are other deductions from and expenses paid out of the assets of Neuberger Berman Advisers Management Trust which are described in the accompanying Trust Prospectus.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio of the Trust. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

TRANSFERS

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year.

Transfers are subject to the following conditions:


(1)      Requests for transfers must be in writing and must clearly state:

         -    the amount to be transferred; and

         - the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 30 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) Prior to the Income Date, you may make transfers from the Liquid Asset Portfolio and/or the Limited Maturity Bond Portfolio to the Growth Portfolio or the Balanced Portfolio on a pre-authorized basis. The transfers will only be made if you enter into a written agreement with the Company. These transfers will be made monthly, with a minimum transfer amount of $250 per month.

(6) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(7) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

TELEPHONE TRANSFERS

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the contract application form.

(2) Call the Annuity Service Office at the telephone number listed on page 1 of this Prospectus. Be prepared to give the customer service representative specific information about the Contract, including the Contract number, and your social security number and/or birth date. You may be required to provide additional information in order to verify that the request is genuine.

(3) You must give specific detail to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested by telephone before 3 p.m., C.S.T., will take effect that day. Transfers requests received by telephone after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

NO DEFAULT

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

MODIFICATION OF THE CONTRACT

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

CONTRACT VALUE

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

     Example:  Number of Accumulation Units in Subaccount =  250

               Value of one Subaccount Accumulation Unit  =  $10

               250 x $10 = $2,500 Contract Value

OWNERSHIP

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant. On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

In order to make a change in the Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change the Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

ASSIGNMENT

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

ASSIGNMENT OF THE CONTRACT MAY BE A TAXABLE EVENT. You should consult your tax adviser before assigning the Contract.

BENEFICIARY

You name the beneficiary on the application and, unless changed, that beneficiary is entitled to receive the death benefit on your death or the death of the Annuitant.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

    (1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

    (2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

    (3)  to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

                               ANNUITY PROVISIONS

INCOME DATE AND SETTLEMENT OPTION

You will select an Income Date and a settlement option at the time you complete the application. The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.

The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE INCOME DATE

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE SETTLEMENT OPTION

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may request an alternative option acceptable to the Company.

SETTLEMENT OPTIONS

The net proceeds under the Contract may be paid under one of the following options, or an alternative option acceptable to the Company:

    OPTION 1 - LIFE ANNUITY

    Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate upon the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

    OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

    Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

    The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or it can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

    OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

    Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

IF NO SETTLEMENT OPTION IS SELECTED, OPTION 1 WILL AUTOMATICALLY BE APPLIED.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

FREQUENCY OF ANNUITY PAYMENTS

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum.

If the amount of a monthly annuity payment is or becomes less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

AMOUNT OF ANNUITY PAYMENTS

A variable annuity is an annuity with payments that

    -    are not predetermined as to dollar amount; and

    - will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

    (1)  the Contract Value on the Income Date;

    (2)  the annuity table specified in the Contract;

    (3)  the settlement option selected; and

    (4)  the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

Additional Provisions

    - Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

    - You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

    - Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

    - The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                  DEATH BENEFIT
DEATH OF THE ANNUITANT

If the Annuitant who is not the Contract Owner dies before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives

    (1)  a certified copy of the death certificate; AND
    (2) an election to either receive the death benefit as a lump sum or under one of the settlement options.

If a lump sum payment is elected, the Company will pay it within seven days after it receives the election and the death certificate.

If the beneficiary does not elect a settlement option, the Company will pay the death benefit in a lump sum.

If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a lump sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

The amount of the death benefit will be the greater of

    (1)  the sum of all purchase payments made, less surrendered amounts; or
    (2)  the Contract Value.

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be paid as provided for in the settlement option you selected. The Company will require proof of the Annuitant's death.

DEATH OF THE CONTRACT OWNER

If the Contract is issued under a non-qualified plan, the death benefit will be paid as follows:

If you, as the Contract Owner (regardless of whether you are the Annuitant), die before the Income Date, the entire Contract Value must be distributed within five years of the date of your death, unless:

    (1) it is payable over the lifetime of a designated beneficiary with distributions beginning within one year of the date of your death; OR

    (2) the Contingent Owner, if any, continues the contract is his or her own name. (The Contingent Owner must be your spouse.)

If the owner of the Contract is a non-natural person, for purposes of the death benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can make purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                                     Minimum Initial   Minimum Subsequent
                                    Purchase Payment    Purchase Payment
                                    ----------------    ----------------
Non-Qualified Contract                 $1,000                $100
Qualified Contract                     $1,000                $100
Contract issued under an               $   50                $ 50
employer-sponsored payroll
deduction plan

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

CHANGE IN PURCHASE PAYMENTS

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the requirements set forth above.

ALLOCATION OF PURCHASE PAYMENTS

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

    Example:   Amount of purchase payment                  =  $100

               Value of one Subaccount Accumulation Unit   =  $ 10

               $100 divided by $10=10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

ACCUMULATION UNITS

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount.

Initially, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company determines the Accumulation Unit value. It does this by

    1. determining the total amount of money invested in the particular Subaccount;

    2. subtracting from that amount the mortality and expense risk premium and any other charges such as taxes the Company has deducted; and

    3.   dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by

    -    the investment performance of the Subaccount,
    -    expenses, and
    -    deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 4 of this Prospectus.

DISTRIBUTION OF CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities and Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not to exceed 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to make a surrender of all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

    (1)  the total of any applicable premium taxes not previously deducted; PLUS

    (2)  any applicable contract maintenance charge; PLUS

    (3)  any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

    (1) the New York Stock Exchange is closed on other than customary weekend and holiday closings;

    (2)  trading on the New York Stock Exchange is restricted;

    (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

    (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

LIMITATIONS ON SURRENDERS FROM 403(B) ANNUITIES

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

    -    be at least age 59 1/2;
    -    separate from the service of your employer;
    -    die;
    -    become disabled (as defined in the Code); or
    -    have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

    -    salary reduction contributions made after December 31, 1988;
    -    income attributable to such contributions; and
    -    income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

TEXAS OPTIONAL RETIREMENT PROGRAM

If the Contract is issued to a participant in the Texas Optional Retirement Program("ORP"), it will contain an ORP endorsement amending the Contract in two ways. First, if for any reason the second year of the ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education at its request. Second, no benefits will be payable, through surrender or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the employer before the Contract can be redeemed.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if

    - no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
    - no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
    - no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

    - no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

CONTRACT OWNER CONTROL OF INVESTMENTS

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

OWNER OTHER THAN NATURAL PERSON

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

INCOME TAX WITHHOLDING

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Sections 401 or 403(b) of the Code that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to

    (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or

    (2)  distributions that are required minimum distributions; or

    (3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or

    (4)  hardship withdrawals.

You should consult your tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS AND SECTION 457 CONTRACTS

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

    (1)  after the taxpayer reaches age 59 1/2;

    (2)  after the Contract Owner's death;

    (3)  if the taxpayer is totally disabled (as defined in the Code);

    (4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;

    (5)  under an immediate annuity; or

    (6)  that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

QUALIFIED PLANS

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You need to be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

    TAX SHELTERED ANNUITIES

    The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity.

    INDIVIDUAL RETIREMENT ANNUITIES

    The Code permits eligible individuals to contribute to an individual retirement plan known as an "individual retirement annuity" or "IRA." Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

    Roth IRA. In 1998, a new type of IRA became available, known as a Roth IRA. Under a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. This differs from a traditional IRA where contributions may be deducted from gross income and are taxed, along with the earnings, when they are distributed.

    Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limits apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing a joint tax return, and between $0 and $10,000 in the case of married taxpayers filing separate tax returns. An overall $2,000 annual limit continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

    Qualified distributions from a Roth IRA are entirely free from federal income taxes. A distribution is qualified if the Roth IRA has been held for at least five years AND it meets one the following requirements:

    - the distribution is made after age 59-1/2 or the taxpayer has died or is disabled; OR

    - the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

    If the distribution is not qualified, the earnings portion of the distribution is taxed. Because distributions are treated as coming from contributions first, there is no tax until the contributions have been fully distributed. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

    You may roll over amounts from one Roth IRA to another Roth IRA. You may also make a rollover contribution from a non-Roth IRA to a Roth IRA, unless you have adjusted gross income over $100,000 or if you are married and file a separate tax return. You must pay tax on any portion of the IRA being rolled over that represents earnings or a previously deductible IRA contribution.

    If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

    PENSION AND PROFIT-SHARING PLANS

    The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

    (1)  distributions made on or after age 59-1/2;

    (2)  distributions following death or disability;

    (3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;

    (4)  distributions after separation from service after age 55;

    (5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

    (6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

    (7) under limited conditions, distributions from an IRA to purchase medical insurance;

    (8) under limited conditions, distributions from an IRA for qualified higher education expenses; and

    (9) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than April 1 of the calendar year following the calendar year in which you reach age 70-1/2 ; OR the calendar year in which you retire, whichever is LATER.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

    -    be at least age 59-1/2;
    -    separate from the service of your employer;
    -    die;
    -    become disabled (as defined in the Code); or
    -    have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

    -    salary reduction contributions made after December 31, 1988;
    -    income attributable to such contributions; and
    -    income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

SECTION 457 - DEFERRED COMPENSATION PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans, which may invest in annuity contracts, for the benefit of their employees. As with qualified plans, the Code establishes limits and restrictions on eligibility, contributions, and distributions. Under a Section 457 plan, contributions made for the benefit of employees will not be included in the employees' gross income until they are distributed from the plan. Under a Section 457 plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as they are available for distribution to the employee or the employee's beneficiary. However, for plans established after August 20, 1996, it is required that plan assets be held in trust for the benefit of employees and not be subject to claims by the employer's general creditors. After January 1, 1999, this requirement is mandatory for all Section 457 plans.

                                LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.







            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                     PAGE
----                                                                     ----
THE COMPANY..............................................................  3
DISTRIBUTION OF THE CONTRACT.............................................  3
INDEPENDENT ACCOUNTANT...................................................  3
LEGAL OPINIONS...........................................................  3
YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT...........................  3
PERFORMANCE INFORMATION..................................................  4
ANNUITY PAYMENTS.........................................................  5
  Annuity Unit...........................................................  5
  Amount of Annuity Payments.............................................  5
  Net Investment Factor..................................................  5
FINANCIAL STATEMENTS.....................................................  6

UNDERWRITER FOR THE CONTRACT
         Sentry Equity Services, Inc.
         Stevens Point, Wisconsin


LEGAL OPINIONS
         Blazzard, Grodd & Hasenauer, P.C.
         Westport, Connecticut

INDEPENDENT ACCOUNTANTS
         For Sentry Life Insurance Company
         PricewaterhouseCoopers LLP
         Chicago, Illinois


FOR NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST
         Ernst & Young L.L.P
         Boston, Massachusetts


INVESTMENT MANAGER, ADMINISTRATOR AND DISTRIBUTOR FOR NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST
         Neuberger Berman Management Inc.
         New York, New York


                               VARIABLE ACCOUNT II

The Variable Account is a segregated asset account registered as a unit investment trust. The assets of the Account are the property of Sentry Life Insurance Company.


                                   INVESTMENTS

Purchases applied to the Variable Account are invested in one or more of the Portfolios of Neuberger Berman Advisers Management Trust. Currently, Neuberger Berman Advisers Management Trust consists of eight separate Portfolios, the following four of which are currently available in connection with the Contract offered under the Prospectus:

                       -    Liquid Asset Portfolio

                       -    Growth Portfolio

                       -    Limited Maturity Bond Portfolio

                       -    Balanced Portfolio



                      [SENTRY LIFE INSURANCE COMPANY LOGO]

                            1800 North Point Drive
                            Stevens Point, WI 54481

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                      AND
                         SENTRY LIFE INSURANCE COMPANY


This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
1999.

                               TABLE OF CONTENTS

ITEM                                                                       PAGE
----                                                                       ----
THE COMPANY...............................................................  3
DISTRIBUTION OF THE CONTRACT..............................................  3
INDEPENDENT ACCOUNTANT....................................................  3
LEGAL OPINIONS............................................................  3
YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT............................  3
PERFORMANCE INFORMATION...................................................  4
ANNUITY PAYMENTS..........................................................  5
  Annuity Unit............................................................  5
  Amount of Annuity Payments..............................................  5
  Net Investment Factor...................................................  5
FINANCIAL STATEMENTS......................................................  6

                                   THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in in all states, except New York, and the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in those states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, not to exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to a selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1996, 1997 and 1998 of $338,226, $309,674, and $392,706, respectively. Of those amounts it retained $286,484, $259,161, and $236,907, respectively.

                             INDEPENDENT ACCOUNTANT

The statutory financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, and the financial statements of the Variable Account as of December 31, 1998 and 1997, and for each of the two years in the period then ended, have been audited by PricewaterhouseCoopers LLP, 203 North LaSalle, Chicago, Illinois, independent accountant, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

                  YIELD CALCULATION OF LIQUID ASSET SUB-ACCOUNT

The Liquid Asset Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1998, the annualized yield for the Liquid Asset subaccount was 3.14%.

The current yield of the Liquid Asset Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Liquid Asset Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Liquid Asset Subaccount and changes in the interest rates on such investments, but also on changes in the Liquid Asset Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the Liquid Asset Subaccount and for providing a basis of comparison with other investment alternatives. However, the Liquid Asset subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                             PERFORMANCE INFORMATION

The average annual total return figures and the cumulative total return figures for the one- five- and ten-year periods to December 31, 1998, are as follows:

                                AVERAGE ANNUAL                  CUMULATIVE
                                 TOTAL RETURN                  TOTAL RETURN
                        ------------------------------ -----------------------------
                                             TEN YEARS                     TEN YEARS
                                             OR SINCE                      OR SINCE
                        ONE YEAR  FIVE YEARS INCEPTION ONE YEAR FIVE YEARS INCEPTION
Liquid Asset
 Portfolio               (1.82%)     2.84%     3.49%   (1.82%)    15.01%     40.94%
Limited Maturity
 Bond Portfolio          (3.56%)     2.11%     4.26%   (3.56%)    11.03%     51.82%
Growth Portfolio          8.48%     13.23%    12.09%    8.48%     86.11%    213.03%
Balanced Portfolio*       5.17%      9.46%     8.55%    5.17%     57.13%    145.36%

*Date of inception is September 17, 1990.

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 contract maintenance charge and the investment management and administration fees and other expenses paid by the Trust's Portfolios and their corresponding series of Managers Trust. As of May 1, 1995, the fees paid to the manager changed. The fees and the Trust's operating expenses are disclosed and explained in the Fee Table in the Prospectus. The returns reported above also reflect the deduction of the Contract's contingent deferred sales charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered purchase payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered purchase payment.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:
                                         n
                                P (1 + T) = ERV

       WHERE:

       P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years
     ERV = ending redeemable value at the end of the one- five- and ten year periods to December 31, 1998 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 1998.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment and deducting any applicable contract maintenance charge and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

    (1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 1997, were redeemed on December 31, 1998.

    (2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1993, were redeemed on December 31, 1998.

    (3) For the Liquid Asset, Growth and Limited Maturity Bond portfolios, the ten-year figures assume that values based on a $1,000 payment made on December 31, 1988, were redeemed on December 31, 1998. For the Balanced portfolio, the figures for the period since inception assume that values based on a $1,000 payment on September 17, 1990, were redeemed on December 31, 1998.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVEST-MENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTA-TIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

                                ANNUITY PAYMENTS
ANNUITY UNIT

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

    (1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

    (2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

AMOUNT OF ANNUITY PAYMENTS

    (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

    (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

    (1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

    (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period shall be the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

NET INVESTMENT FACTOR
The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

    (1)  is the net result of:

         (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

         (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

         (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

    (2)  is the net result of:

         (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

         (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

    (3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         SENTRY LIFE INSURANCE COMPANY


                           SENTRY VARIABLE ACCOUNT II
                           --------------------------

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

[PRICEWATERHOUSECOOPERS LETTERHEAD]



                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT II:

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1998, the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS L.L.P.


Chicago, Illinois
February 11, 1999

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

ASSETS:

Investments at market value:

  Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 2,514,730
        shares (cost $2,514,730)                  $ 2,514,730

     Growth Portfolio, 1,646,703
        shares (cost $39,250,355)                  43,291,814

     Limited Maturity Bond Portfolio, 433,176
        shares (cost $6,002,953)                    5,986,497

     Balanced Portfolio, 691,412
        shares (cost $10,732,929)                  11,297,678
                                                  -----------

        Total investments                          63,090,719

  Dividends receivable                                  9,167
                                                  -----------

        Total assets                               63,099,886

LIABILITIES:

Accrued expenses                                        5,461
                                                  -----------

NET ASSETS                                        $63,094,425
                                                  ===========


The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the Years ended December 31, 1998 and 1997

                                                 SUB-ACCOUNTS INVESTING IN:
                                               -----------------------------
                                                       LIQUID ASSET                         GROWTH
                                                         PORTFOLIO                         PORTFOLIO
                                               -----------------------------     ------------------------------
                                                   1998             1997              1998            1997
                                               ------------     ------------     -------------    -------------
Income:
  Dividends                                    $    115,086     $    104,541     $       --       $       --
Expenses:
  Mortality and expense charges                      30,299           27,213          474,117          450,947
                                               ------------     ------------     ------------     ------------
Net investment income (loss)                         84,787           77,328         (474,117)        (450,947)
                                               ------------     ------------     ------------     ------------
Realized net investment gain (loss)                    --               --            588,794        1,540,740
Unrealized appreciation (depreciation), net            --               --         (5,211,880)       4,937,957
Capital gain distributions received                    --               --         10,487,400        2,948,192
                                               ------------     ------------     ------------     ------------
Realized and unrealized gain (loss)
  on investments and capital
  gain distributions, net                              --               --          5,864,314        9,426,889
                                               ------------     ------------     ------------     ------------
Net increase in net assets
  from operations                                    84,787           77,328        5,390,197        8,975,942
                                               ------------     ------------     ------------     ------------
Purchase payments                                 1,292,248           94,695        3,248,943        1,192,713
Transfers between subaccounts, net                   25,234          (37,697)        (126,390)         115,753
Withdrawals                                        (879,099)        (561,881)      (4,612,799)      (4,384,625)
Contract maintenance fees                            (2,851)          (3,317)         (39,072)         (41,415)
Surrender charges                                    (2,826)          (2,360)         (13,884)         (19,220)
                                               ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
  derived from principal transactions               432,706         (510,560)      (1,543,202)      (3,136,794)
                                               ------------     ------------     ------------     ------------
Total increase (decrease) in net assets             517,493         (433,232)       3,846,995        5,839,148
Net assets at beginning of year                   2,006,216        2,439,448       39,441,707       33,602,559
                                               ------------     ------------     ------------     ------------
Net assets at end of year                      $  2,523,709     $  2,006,216     $ 43,288,702     $ 39,441,707
                                               ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements

      Limited Maturity                       Balanced
       Bond Portfolio                        Portfolio                          Total
-----------------------------     -----------------------------     -----------------------------
    1998             1997             1998             1997             1998             1997
------------     ------------     ------------     ------------     ------------     ------------
$    397,136     $    414,044     $    230,506     $    164,097     $  1,742,728     $    682,682

      74,360           80,334          125,291          113,868          704,067          672,362
------------     ------------     ------------     ------------     ------------     ------------
     322,776          333,710          105,215           50,229           38,661           10,320
------------     ------------     ------------     ------------     ------------     ------------
     (46,651)           2,573           28,391          213,070          570,534        1,756,383
     (82,604)          18,458         (721,893)         869,649       (6,016,377)       5,826,064
        --               --          1,619,027          421,183       12,106,427        3,369,375
------------     ------------     ------------     ------------     ------------     ------------

    (129,255)          21,031          925,525        1,503,902        6,660,584       10,951,822
------------     ------------     ------------     ------------     ------------     ------------

     193,521          354,741        1,030,740        1,554,131        6,699,245       10,962,142
------------     ------------     ------------     ------------     ------------     ------------
     156,457          220,322        1,758,511          441,443        6,456,159        1,949,173
     105,524         (252,094)          (4,368)         174,038             --               --
    (750,978)      (1,343,699)      (1,315,396)      (1,281,938)      (7,558,272)      (7,572,143)
      (6,327)          (7,254)          (9,679)          (9,845)         (57,929)         (61,831)
        (795)          (2,672)          (7,543)          (8,821)         (25,048)         (33,073)
------------     ------------     ------------     ------------     ------------     ------------

    (496,119)      (1,385,397)         421,525         (685,123)      (1,185,090)      (5,717,874)
------------     ------------     ------------     ------------     ------------     ------------
    (302,598)      (1,030,656)       1,452,265          869,008        5,514,155        5,244,268
   6,288,074        7,318,730        9,844,273        8,975,265       57,580,270       52,336,002
------------     ------------     ------------     ------------     ------------     ------------
$  5,985,476     $  6,288,074     $ 11,296,538     $  9,844,273     $ 63,094,425     $ 57,580,270
============     ============     ============     ============     ============     ============


                         SENTRY LIFE INSURANCE COMPANY

                           Sentry Variable Account II

                         Notes to Financial Statements

                           December 31, 1997 and 1996

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 and 1997

1.  ORGANIZATION AND CONTRACTS

    The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

    A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.  SIGNIFICANT ACCOUNTING POLICIES VALUATION OF INVESTMENTS

    Investments in the Trust are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

    FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

                         SENTRY LIFE INSURANCE COMPANY

                           Sentry Variable Account II

                   Notes to Financial Statements (continued)

3.  EXPENSES

    A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $5,461 at December 31, 1998.

    The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

    There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

    Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                           --------------------------
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  NET ASSETS

    Net Assets are represented by accumulation units in the related Variable Account.

    At December 31, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                           ACCUMULATION  ACCUMULATION
                                               UNITS      UNIT VALUE      VALUE
                                           ------------  ------------ -----------
       Liquid Asset Portfolio                 140,566    $   17.95    $ 2,523,709
       Growth Portfolio                       750,025        57.72     43,288,702
       Limited Maturity Bond Portfolio        238,960        25.05      5,985,476
       Balanced Portfolio                     499,567        22.61     11,296,538
                                                                      -----------
          Total net assets                                            $63,094,425
                                                                      ===========


    At December 31, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                           ACCUMULATION  ACCUMULATION
                                              UNITS       UNIT VALUE     VALUE
                                           ------------  ------------ -----------
       Liquid Asset Portfolio                 115,558    $   17.36    $ 2,006,216
       Growth Portfolio                       780,148    $   50.56    $39,441,707
       Limited Maturity Bond Portfolio        258,942    $   24.28    $ 6,288,074
       Balanced Portfolio                     482,578    $   20.40    $ 9,844,273
                                                                      -----------
          Total net assets                                            $57,580,270
                                                                      ===========

5.  PURCHASES AND SALES OF SECURITIES

    In 1998, purchases and proceeds on sales of the Trust's shares aggregated $24,882,854 and $13,922,844, respectively, and were as follows:

                            LIQUID ASSET         GROWTH      LIMITED MATURITY      BALANCED
                              PORTFOLIO         PORTFOLIO     BOND PORTFOLIO      PORTFOLIO          TOTAL
                            ------------       -----------   ----------------     ----------       -----------
         Purchases           $3,392,077       $15,934,442       $  968,445        $4,587,890       $24,882,854
         Proceeds on sales    2,876,339         7,463,244        1,141,430         2,441,831        13,922,844


    In 1997, purchases and proceeds on sales of the Trust's shares aggregated $9,252,852 and $11,592,525, respectively, and were as follows:

                            LIQUID ASSET         GROWTH      LIMITED MATURITY      BALANCED
                             PORTFOLIO          PORTFOLIO     BOND PORTFOLIO      PORTFOLIO           TOTAL
                            ------------       -----------   ----------------     ----------       -----------
         Purchases           $1,524,938       $ 5,657,165       $  650,882        $1,419,867       $ 9,252,852
         Proceeds on sales    1,956,814         6,298,766       $1,703,235        $1,633,710       $11,592,525

                          SENTRY LIFE INSURANCE COMPANY

            REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

[PRICEWATERHOUSECOOPERS LETTERHEAD]


                        REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the State of Wisconsin, which practices differ from generally accepted accounting principles (GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the State of Wisconsin.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of assets and liabilities is presented to comply with the National Association of Insurance Commissioners' annual statement instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.



PRICEWATERHOUSECOOPERS L.L.P.

Chicago, Illinois
February 12, 1999

                         SENTRY LIFE INSURANCE COMPANY

                         STATUTORY-BASIS BALANCE SHEETS

                           DECEMBER 31, 1998 AND 1997

                                 --------------

              ASSETS                                    1998              1997
              ------                                    ----              ----
              Investments:
                Bonds ............................ $1,118,191,869    $1,103,011,418
                Investments in subsidiaries ......      9,532,940         9,817,647
                Mortgage loans ...................         18,723            68,657
                Policy loans .....................     24,036,498        25,020,637
                Cash and short-term investments...     29,877,016        20,636,124
                                                   --------------    --------------
                       Total investments .........  1,181,657,046     1,158,554,483
              Accrued investment income ..........     18,681,577        18,231,430
              Premiums deferred and uncollected         4,474,663         4,377,983
              Due from affiliates ................           --           3,008,778
              Other assets .......................      1,177,498         6,099,831
              Assets held in separate accounts....    604,877,464       533,613,785
                                                   --------------    --------------
                       Total admitted assets ..... $1,810,868,248    $1,723,886,290
                                                   ==============    ==============


      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997

                                 --------------

              LIABILITIES                                                             1998               1997
              -----------                                                             ----               ----
              Future policy benefits:
                Life ........................................................    $  255,692,269    $  250,618,823
                Accident and health .........................................        15,440,434        14,967,065
                Annuity .....................................................       134,582,450       138,902,775
              Policy and contract claims ....................................         4,140,344         4,720,182
              Premium and other deposit funds ...............................       624,627,002       604,285,476
              Other policyholder funds ......................................        10,445,827        26,118,724
              Accounts payable and other liabilities ........................        11,177,061         3,477,182
              Federal income taxes accrued ..................................         9,417,827        11,555,703
              Asset valuation reserve .......................................         5,706,987         5,264,578
              Interest maintenance reserve ..................................         7,087,699         6,175,922
              Liabilities related to separate accounts ......................       603,897,819       528,643,523
                                                                                 --------------    --------------
                      Total liabilities .....................................    $1,682,215,719    $1,594,729,953
                                                                                 ==============    ==============

              CAPITAL STOCK AND SURPLUS
              -------------------------
              Capital stock, $10 par value; authorized 400,000 shares; issued
                and outstanding 316,178 shares in 1998 and 1997 .............         3,161,780         3,161,780
              Paid-in surplus ...............................................        43,719,081        43,719,081
              Earned surplus, unappropriated ................................        81,771,668        82,275,476
                                                                                 --------------    --------------
                      Total capital stock and surplus .......................       128,652,529       129,156,337
                                                                                 --------------    --------------

                      Total liabilities, capital stock and surplus ..........    $1,810,868,248    $1,723,886,290
                                                                                 ==============    ==============

      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF OPERATIONS

                FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                ----------------


                                                                                   1998                 1997
                                                                                   ----                 ----
       Premiums and other income:
          Premiums and annuity considerations .........................       $  76,847,662        $  74,408,562
          Other fund deposits .........................................          62,791,049           52,574,356
          Commissions and expense allowances on
                   reinsurance ceded ..................................          11,560,785           18,912,935
          Net investment income .......................................          93,544,822           91,589,939
          Other income ................................................           8,931,046            8,512,462
                                                                              -------------        -------------
                   Total premiums and other income ....................         253,675,364          245,998,254
                                                                              -------------        -------------
       Benefits and expenses:
          Policyholder benefits and fund withdrawals ..................         199,613,380          188,108,969
          Increase in future life policy benefits
                   and other reserves .................................          21,803,214            7,695,811
          Commissions .................................................           7,358,122           10,638,144
          Other expenses ..............................................          27,780,333           30,477,161
          Transfers from separate accounts, net .......................         (16,816,030)         (16,336,976)
                                                                              -------------        -------------
                   Total benefits and expenses ........................         239,739,019          220,553,109
                                                                              -------------        -------------
       Income before federal income tax expense
          and net realized losses on investments ......................          13,936,345           25,445,145
                   Federal income tax expense, less tax on net realized
                     losses and transfers to the IMR ..................           5,684,753            9,177,337
                                                                              -------------        -------------
       Income before net realized losses on investments ...............           8,251,592           16,267,808
                   Net realized losses on investments .................            (514,506)            (272,063)
                                                                              -------------        -------------
       Net income .....................................................       $   7,737,086        $  15,995,745
                                                                              =============        =============



      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
                                -----------------

                                                             1998                   1997
                                                             ----                   ----
Capital stock, beginning and end of year .........      $   3,161,780          $   3,161,780
                                                        -------------          -------------
Paid-in surplus, beginning and end of year .......         43,719,081             43,719,081
                                                        -------------          -------------
Earned surplus,  unappropriated:
  Balance at beginning of year ...................         82,275,476             67,368,745
  Net income .....................................          7,737,086             15,995,745
  Change in non-admitted assets ..................             (4,430)                 1,850
  Change in liability for reinsurance ............             (9,348)                  (650)
  Change in asset valuation reserve ..............           (442,409)             6,192,639
  Dividend to stockholder ........................         (7,500,000)            (7,500,000)
  Change in net unrealized gains on investments...           (284,707)               217,147
                                                        -------------          -------------
  Balance at end of year .........................         81,771,668             82,275,476
                                                        -------------          -------------
       Total capital stock and surplus ...........      $ 128,652,529          $ 129,156,337
                                                        =============          =============



      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
                                -----------------

                                                                              1998                   1997
                                                                              ----                   ----
Premiums and annuity considerations ...........................         $  76,630,869          $  74,046,843
Other fund deposits ...........................................            62,791,049             52,574,356
Other premiums, considerations and deposits ...................               165,851                170,518
Allowances and reserve adjustments received on
         reinsurance ceded ....................................            11,507,443             25,981,339
Investment income received (excluding realized gains
         and losses and net of investment expenses) ...........            90,358,325             88,152,129
Other income received .........................................            13,079,807              8,341,945
Life and accident and health claims paid ......................           (35,698,918)           (24,600,136)
Surrender benefits ............................................          (132,575,939)           (99,192,578)
Other benefits to policyholders paid ..........................           (48,180,669)           (46,821,006)
Commissions, other expenses, and taxes paid
         (excluding federal income taxes) .....................           (34,763,025)           (41,375,759)
Net transfers from separate accounts ..........................            16,492,034             16,364,694
Cash in receivable status from separate accounts ..............                  --               (4,318,844)
Changes in asset charges receivable ...........................                  --                    6,765
Dividends to policyholders paid ...............................              (317,700)              (316,156)
Federal income taxes paid .....................................            (8,853,213)            (9,002,003)
Net decrease in policy loans ..................................               984,139                368,610
                                                                        -------------          -------------
         Net cash from operations .............................            11,620,053             40,380,717
                                                                        -------------          -------------
Proceeds from investments sold, matured, or repaid:
         Bonds ................................................           147,260,947            101,049,805
         Mortgage loans .......................................                49,934                 82,308
         Tax on net capital gains .............................              (577,663)              (105,566)
                                                                        -------------          -------------
               Total investment proceeds ......................           146,733,218            101,026,547
                                                                        -------------          -------------
Other cash provided ...........................................            17,175,517             10,746,587
                                                                        -------------          -------------
               Total cash provided ............................           175,528,788            152,153,851
                                                                        -------------          -------------
Cost of investments acquired ..................................           157,699,531            146,935,141
Other cash applied:
         Dividend to stockholder ..............................             7,500,000              7,500,000
         Other applications, net ..............................             1,088,365              5,819,079
                                                                        -------------          -------------
               Total cash applied .............................           166,287,896            160,254,220
                                                                        -------------          -------------
               Net change in cash and short-term investments...             9,240,892             (8,100,369)
Cash and short-term investments:
         Beginning of year ....................................            20,636,124             28,736,493
                                                                        -------------          -------------
         End of year ..........................................         $  29,877,016          $  20,636,124
                                                                        =============          =============

      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                                -----------------


(1)      BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING
         POLICIES

         BASIS OF PRESENTATION

         Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

         The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners
         (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

         The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    SIGNIFICANT STATUTORY ACCOUNTING POLICIES

    A.   INVESTMENT SECURITIES

         Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be consolidated with the Company. Mortgage loans on real estate are carried at their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

         Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


    B.   SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT
         FUNDS

         The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

    C.   NON-ADMITTED ASSETS

         For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

         Non-admitted assets totaled $4,752 and $322 at December 31, 1998 and 1997, respectively.

    D.   POLICY BENEFITS

         Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

         Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premiums.

         Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables and various interest rates.

         Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

         GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

    E.   INTEREST MAINTENANCE RESERVE (IMR)

         Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


    F.   ASSET VALUATION RESERVE (AVR)

         The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. For GAAP purposes, a writedown, for other than temporary declines in value, is recognized as a realized loss on an individual asset basis.

    G.   REVENUE AND EXPENSE RECOGNITION

         Premiums for traditional life insurance policies and limited-payment contracts are taken into income when due. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

         As the Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $29,212,951 and $31,900,482 for 1998 and 1997, respectively, under this allocation agreement.

    H.   ACQUISITION COSTS

         Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

    I.   FEDERAL INCOME TAX

         The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

    J.   PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

         The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

         In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAIC policy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


(2)      INVESTMENTS

         The book value and estimated market value of bonds are as follows:

                                                                           GROSS                 GROSS                  ESTIMATED
                                                    BOOK                 UNREALIZED            UNREALIZED                 MARKET
         AT DECEMBER 31, 1998                       VALUE                   GAINS                 LOSSES                  VALUE
                                                  ---------              -----------           -----------              ---------
         US Treasury securities and
           obligations of US Government
           corporations and agencies            $   44,847,324         $    3,875,945                      0          $   48,723,269
         Obligations of states and
           political subdivisions                      441,814                 92,159                      0                 533,973
         Corporate securities                      819,379,743             73,859,271             (3,201,476)            890,037,538
         Mortgage-backed securities                253,522,988             14,734,376                (20,123)            268,237,241
                                                --------------         --------------         --------------          --------------
           Total                                $1,118,191,869         $   92,561,751         $   (3,221,599)         $1,207,532,021
                                                ==============         ==============         ==============          ==============


                                                                          GROSS                 GROSS                  ESTIMATED
                                                   BOOK                 UNREALIZED            UNREALIZED                 MARKET
AT DECEMBER 31, 1997                               VALUE                   GAINS                 LOSSES                  VALUE
                                                 ---------              -----------           -----------              ---------
         US Treasury securities and
           obligations of US Government
           corporations and agencies            $   51,872,626         $    3,446,572         $         (609)         $   55,318,589
         Obligations of states and
           political subdivisions                      439,817                 99,564                      0                 539,381
         Corporate securities                      757,760,027             60,329,883             (1,178,355)            816,911,555
         Mortgage-backed securities                292,938,948             22,571,116               (553,953)            314,956,111
                                                --------------         --------------         --------------          --------------
           Total                                $1,103,011,418         $   86,447,135         $   (1,732,917)         $1,187,725,636
                                                ==============         ==============         ==============          ==============

         Book value and estimated market value of bonds at December 31, 1998, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                   ESTIMATED
                                                              BOOK                  MARKET
                                                              VALUE                  VALUE
                                                              -----                  -----
         Due in one year or less                        $   18,650,144         $   19,101,785
         Due after one year through five years              66,661,672             69,833,730
         Due after five years through ten years            157,206,519            169,106,006
         Due after ten years                               622,150,546            681,253,259
                                                        --------------         --------------
           Subtotal                                        864,668,881            939,294,780
         Mortgage-backed securities                        253,522,988            268,237,241
                                                        --------------         --------------
           Total                                        $1,118,191,869         $1,207,532,021
                                                        ==============         ==============

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------

         The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1998 is summarized as follows:

               Aaa                         28.04%
               Aa                           5.35%
               A                           42.06%
               Baa                         22.98%
               Ba & below and not rated     1.57%
                                          ------
                                          100.00%
                                          ======

         Generally, bonds with ratings Baa and above are considered to be investment grade.

         Proceeds from sales of bonds during 1998 and 1997, including maturities and calls, were $147,260,947 and $101,049,805, respectively. In 1998 and 1997, respectively, gross gains of $3,633,126 and $1,525,602, and gross losses of $508,150 and $652,460 were realized on these sales before transfer to the IMR liability.

         At December 31, 1998 and 1997, investments carried at $4,335,822 and $4,384,747, respectively, were on deposit with various governmental agencies as required by law.

    (3)  UNCONSOLIDATED SUBSIDIARIES

         The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1998 and 1997. Condensed financial information regarding SLONY is shown as follows:

                                                            SLONY
                                               -------------------------------
                                                  1998                 1997
                                               -----------         -----------
         Investments                           $33,868,989         $35,406,623
         Total assets                           38,308,361          38,955,256
         Policy reserves and benefits           19,401,383          19,699,749
         Total liabilities                      28,775,421          29,137,609
         Statutory capital and surplus           9,532,940           9,817,647
         Premium income                          7,151,770           8,331,937
         Net investment income                   2,627,438           2,783,625
         Benefits and expenses                   8,687,989           9,917,561
         Net income                                659,539             764,439

    (4)  NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

         Sources of net investment income for 1998 and 1997 are as follows:

                                                              1998                1997
                                                           -----------         -----------
         Dividends received from affiliates                $   880,000         $   750,000
         Interest:
                  Bonds                                     89,112,233          87,232,271
                  Short-term investments                     1,111,775           1,124,220
                  Other investments                          1,676,371           1,763,787
                  Amortization of IMR                        1,119,458           1,113,741
                                                           -----------         -----------
                           Gross investment income          93,899,837          91,984,019
         Investment expense                                    355,015             394,081
                                                           -----------         -----------
                           Net investment income           $93,544,822         $91,589,939
                                                           ===========         ===========

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


         The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                                                               REALIZED                                 UNREALIZED
                                                   ---------------------------------         --------------------------------
                                                       1998                 1997                1998                  1997
                                                   -----------          ------------         -----------          -----------
         Common stock of unconsolidated                   --                   --            $  (284,707)         $   217,147
           subsidiary
         Bonds                                       3,124,975              873,142                 --                   --
         Capital gains tax                          (1,608,247)            (577,663)                --                   --
                                                   -----------          -----------          -----------          -----------
         Pre-IMR capital gains, net of tax           1,516,728              295,479             (284,707)             217,147
         IMR capital gains transferred
           into the reserve net of taxes            (2,031,234)            (567,542)                --                   --
                                                   -----------          ------------         -----------          -----------
                                                   $  (514,506)         $  (272,063)         $  (284,707)         $   217,147

    (5)  INCOME TAXES

         Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:

                                                                              1998                 1997
                                                                           -----------          -----------
         Federal income tax calculated at statutory rate
                  of 35% of income before federal income taxes and
                  net realized gains on investments                        $ 4,877,721          $ 8,905,800
         Accrual of bond discount                                             (937,906)            (633,561)
         Adjustment for deferred acquisition costs                             (33,295)              12,178
         Dividends received from subsidiaries                                 (308,000)            (262,500)
         Different basis used to compute future policy benefits              2,678,735            1,720,817
         Amortization of interest maintenance reserve                         (391,810)            (389,809)
         Other, net                                                           (200,692)            (175,588)
                                                                           -----------          -----------
                  Total                                                    $ 5,684,753          $ 9,177,337
                                                                           ===========          ===========

         Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $84,735,704, respectively, at December 31, 1998.

         Federal income tax returns of SIAMCO have been examined through 1994 and the Company and the Internal Revenue Service have reached agreement on all issues relating to 1994 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.

    (6)  DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

         Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

         The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


         For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         BONDS

         Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

         POLICY LOANS

         Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

         SEPARATE ACCOUNTS

         The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

         AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS

         The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.

         STRUCTURED SETTLEMENTS

         The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

         LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

         The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value.

         The estimated fair values of the Company's financial instruments are as follows:

                                                             STATEMENT              ESTIMATED
         AT DECEMBER 31, 1998                                  VALUE               FAIR VALUE
                                                           --------------         --------------
         Assets:
                  Bonds                                    $1,118,191,869         $1,207,532,021
                  Assets held in separate accounts            604,877,464            604,877,464
         Liabilities:
                  Aggregate reserves for
                    investment-type contracts                  75,976,747             75,638,874
                  Structured settlements                       53,328,059             63,023,295
                  Liability for premium and
                    other deposit funds                       624,627,002            624,347,222
         Liabilities related to
                    separate accounts                         603,897,819            603,897,819


                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


                                                             STATEMENT              ESTIMATED
         AT DECEMBER 31, 1997                                  VALUE                FAIR VALUE
                                                           --------------         --------------
         Assets:
                  Bonds                                    $1,103,011,148         $1,187,725,636
                  Assets held in separate accounts            533,613,785            533,613,785
         Liabilities:
                  Aggregate reserves for
                    investment-type contracts                  80,815,675             80,386,603
                  Structured settlements                       52,717,040             59,537,099
                  Liability for premium and
                    other deposit funds                       604,285,476            603,300,638
         Liabilities related to
                    separate accounts                         528,643,523            528,643,523

    (7)  PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

         The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $0 and $283,000 in 1998 and 1997, respectively.

         The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $429,000 and $260,000 by SIAMCO for 401k Plan benefits in 1998 and 1997, respectively.

         In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $470,000 for 1998 and $445,000 for 1997.

    (8)  REINSURANCE

         The Company had entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiaries. Assumed life in-force amounted to approximately 31% and 30% of total in-force (before ceded reinsurance) at December 31, 1998 and 1997, respectively.

         The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

                       SENTRY LIFE INSURANCE COMPANY

                                -----------------


         The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:

                                                                      1998
                                                                 (000'S OMITTED)
                                                                 ---------------
                                                    AFFILIATED                      UNAFFILIATED
                                                    ----------                      ------------
                                            ASSUMED            CEDED           ASSUMED            CEDED
                                            -------            -----           -------            -----
         Premiums                           $    306         $ 28,380         $  6,459          $  3,563
         Benefits                                372           43,926            6,539             1,634
         Commissions                              10           11,083               (3)              477
         Future Policy Benefits:
                  Life & Annuities                34             --                 18             1,213
                  Accident & Health             --            226,031              175               173
         Intercompany Receivable                --                333             --                --

                                                                       1997
                                                                 (000'S OMITTED)
                                                                 ---------------
                                                    AFFILIATED                      UNAFFILIATED
                                                    ----------                      ------------
                                            ASSUMED            CEDED           ASSUMED            CEDED
                                            -------            -----           -------            -----
         Premiums                           $    306         $ 55,101         $  6,628          $  7,891
         Benefits                                  8           59,973            6,602             4,437
         Commissions                               5           17,718               (2)            1,195
         Future Policy Benefits:
                  Life & Annuities                34             --                 19             1,347
                  Accident & Health             --            232,386              291               159
         Intercompany Receivable                --                650             --                --


    (9)  COMMITMENTS AND CONTINGENCIES

         In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

         State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

    (10) OTHER RELATED PARTY TRANSACTIONS

         The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $25,742,000 and $20,360,000 in 1998 and 1997, respectively.

         The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1998 and 1997 included $53,328,059 and $52,717,040, respectively, relating to these contracts.

         Also, see Notes 7 and 8 for other related party transactions.

    (11) WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

         Annuity reserves and deposits of approximately $1,286.0 million and $1,202.0 million in 1998 and 1997, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% and 95%, respectively, carry surrender charges.

                          SENTRY LIFE INSURANCE COMPANY

                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1998

                          SENTRY LIFE INSURANCE COMPANY

                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                      SCHEDULE 1 - SELECTED FINANCIAL DATA


The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

         Investment Income Earned:
                  Government Bonds ............................................         $      322,647
                  Other bonds (unaffiliated) ..................................             88,789,586
                  Common stocks of affiliates .................................                880,000
                  Mortgage loans ..............................................                  4,509
                  Premium notes, policy loans and liens .......................              1,631,171
                  Short-term investments ......................................              1,111,775
                  Aggregate write-ins for investment income ...................                 40,691
                                                                                        --------------

                  Gross investment income .....................................         $   92,780,379
                                                                                        ==============

         Mortgage Loans - Book Value:
                  Residential mortgages .......................................         $       18,723
                                                                                        ==============

         Mortgage Loans By Standing - Book Value:
                  Good standing ...............................................         $       18,723
                                                                                        ==============

         Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
                  Common stocks ...............................................         $    9,532,940
                                                                                        ==============

         Bonds and Short-Term Investments by Class and Maturity:

                  Bonds by Maturity - Statement Value
                    Due within one year or less ...............................         $   39,078,263
                    Over 1 year through 5 years ...............................            164,828,536
                    Over 5 years through 10 years .............................            263,873,963
                    Over 10 years through 20 years ............................            310,147,916
                    Over 20 years .............................................            340,263,191
                                                                                        --------------
                    Total by Maturity .........................................         $1,118,191,869
                                                                                        ==============

                  Bonds by Class - Statement Value
                    Class 1 .........................................         $  798,070,889
                    Class 2 .........................................            304,364,338
                    Class 3 .........................................             15,756,642
                    Class 4 .........................................                      0
                    Class 5 .........................................                      0
                    Class 6 .........................................                      0
                                                                              --------------
                    Total by Class ..................................         $1,118,191,869
                                                                              ==============

                    Total Bonds Publicly Traded .....................         $1,111,613,198
                                                                              ==============
                    Total Bonds Privately Placed ....................         $    6,578,671
                                                                              ==============

         Short-Term Investments - Book Value ........................         $   29,877,016
                                                                              ==============
         Cash on Deposit ............................................         $            0
                                                                              ==============

         Life Insurance In Force (000's omitted):
                  Ordinary ..........................................         $    4,684,362
                                                                              ==============
                  Group Life ........................................         $    3,189,201
                                                                              ==============

         Amount of Accidental Death Insurance In Force Under Ordinary
         Policies (000's omitted) ...................................         $      116,889
                                                                              ==============

         Life Insurance Policies with Disability Provisions In Force:
                  Ordinary ..........................................                 21,189
                                                                              ==============
                  Group Life ........................................                    115
                                                                              ==============

         Supplementary Contracts In Force:
                  Ordinary - Not Involving Life Contingencies
                    Amount on Deposit ...............................         $            0
                                                                              ==============
                    Income Payable ..................................         $      390,642
                                                                              ==============

                  Ordinary - Involving Life Contingencies
                    Income Payable ..................................         $      195,275
                                                                              ==============

         Annuities:
                  Ordinary
                    Immediate - Amount of Income Payable ..................         $    1,707,764
                                                                                    ==============
                    Deferred - Fully paid account balance .................         $   20,071,365
                                                                                    ==============
                    Deferred - Not fully paid account balance .............         $   89,150,724
                                                                                    ==============

                  Group
                    Amount of income payable ..............................         $    5,081,573
                                                                                    ==============
                    Fully paid account balance ............................         $    9,507,969
                                                                                    ==============
                    Not fully paid account balance ........................         $1,166,706,277
                                                                                    ==============

         Accident and Health Insurance - Premiums In Force:
                  Ordinary ................................................         $      157,622
                                                                                    ==============
                  Group ...................................................         $   36,000,900
                                                                                    ==============

         Deposit Funds and Dividend Accumulations:
                  Dividend Accumulations - Account Balance ................         $      349,083
                                                                                    ==============

         Claim Payments 1998:
                  Group Accident and Health Year  - Ended December 31, 199X
                    1998...................................................         $    2,665,883
                                                                                    ==============
                    1997...................................................         $    1,954,794
                                                                                    ==============
                    1996...................................................         $    1,606,833
                                                                                    ==============
                    1995 & prior ..........................................         $    7,612,173
                                                                                    ==============
                    Other Accident & Health
                    1998...................................................         $       16,632
                                                                                    ==============
                    1997...................................................         $       33,798
                                                                                    ==============
                    1996...................................................         $       15,336
                                                                                    ==============
                    1995 & prior ..........................................         $       89,013
                                                                                    ==============

                                     PART C

                                     PART C


                                OTHER INFORMATION



ITEM 24  Financial Statements and Exhibits

          (a) Financial Statements of Sentry Variable Account II

              Included in Part A:

                    Condensed Financial Information

              Included in Part B:

                    Report of Independent Accountant

                    Statement of Assets, Liabilities and
                      Contract Owners' Equity, December 31, 1998

                    Statements of Operations and changes in Contract Owners'
                      Equity for the years ended December 31, 1998 and 1997

                    Notes to Financial Statements, December 31, 1998 and 1997


              Financial Statements of Sentry Life Insurance Company

              Included in Part B

                    Report of Independent Accountant

                    Statutory-Basis Balance Sheets, December 31, 1998 and 1997


                    Statutory-Basis Statements of Operations for the years ended
                      December 31, 1998 and 1997

                    Statutory-Basis Statements of Changes in Capital Stock and
                      Surplus for the years ended December 31, 1998 and 1997

                    Statutory-Basis Statements of Cash Flow for the years ended
                      December 31, 1998 and 1997

                    Notes to Statutory-Basis Financial Statements

ITEM 24
          (b) Exhibits

              (1) Resolutions of the Board of Directors of Sentry Life Insurance
                  Company*

              (2) Not Applicable

              (3)(i)   Principal Underwriter Agreement*
              (3)(ii)  Registered Representatives Agreement*
              (3)(iii) General Agent Agreement*

              (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*
              (4)(ii)  Contract Amendment pursuant to Tax Reform Act of 1984*

              (5)      Application Form*

              (6)(i)   Articles of Incorporation of Sentry Life
                       Insurance Company*
              (6)(ii)  Bylaws*

              (7)      Not Applicable

              (8)(i)   Sales Agreement (Fund Participation Agreement)*
              (8)(ii)  Assignment and Modification Agreement**

              (9)      Opinion and Consent of Counsel

              (10)     Consent of Independent Accountants

              (11)     Not Applicable

              (12)     Agreement Governing Contribution to Sentry Variable
                       Account II*

              (13)     Calculation of Performance Information

              (27)     Not applicable

       *          Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
                  (6)(i), (6)(ii),(8)(i), and (12) are incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.

       **         Exhibit (8)(ii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 16 to Form N-4 filed electronically on or about April 29, 1996.


ITEM 25   Directors and Officers of the Depositor

          The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                             Positions and Offices
               Name                             With Depositor
               ----                          ---------------------
          Dale R. Schuh                      Director, Chairman of the Board and
                                             President
          William M. O'Reilly                Director and Secretary
          William J. Lohr                    Director and Treasurer
          Janet L. Fagan                     Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2.       The following companies are also wholly-owned subsidiaries of Sentry
         Insurance:

         (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
         (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
         (c)      Sentry Fund, Inc., a Maryland corporation;
         (d)      Parker Stevens Agency, Inc., a Wisconsin corporation;
         (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
         (f)      Sentry Investment Management, Inc., a Delaware corporation;
         (g)      Sentry Equity Services, Inc., a Delaware corporation;
         (h)      Sentry Services, Inc., a Wisconsin corporation;
         (i)      Sentry Aviation Services, Inc., a Wisconsin corporation; and
         (j)      WAULECO, Inc., a Wisconsin corporation.

3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

7. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of April 1, 1999, there were 1,787 qualified contract owners and 551 non-qualified contract owners.


ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29           Principal Underwriter

                  (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:

                           Sentry Variable Account I
                           Sentry Variable Life Account I
                           Sentry Fund, Inc.

                  (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:

                                                              Positions and Offices
                                    Name                         With Underwriter
                                    ----                      ---------------------
                           Dale R. Schuh                      Director and Chairman of the Board

                           Susan M. DeBruin                   President

                           Glen E. Scott Jr.                  Vice President

                           William M. O'Reilly                Director and Secretary

                           William J. Lohr                    Director and Treasurer


                  (c)

  Name of                  Net Underwriting
 Principal                    Discounts &    Compensation On      Brokerage
Underwriter                   Commissions      Redemption         Commissions    Compensation
-----------                ----------------  ---------------      -----------    ------------
Sentry Equity
Services, Inc.               $  155,799          $ 0.00            $ 0.00         $ 392,706

ITEM 30           Location of Accounts and Records

                  As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31           Management Services

                  Not Applicable.


ITEM 32           Undertakings

                  (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

                  (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                  (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   Signatures



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Stevens Point, State of Wisconsin, on the 26th day of April, 1999.


                                   Sentry Variable Account II
                                   Registrant


                                   By: Sentry Life Insurance Company



                                   By: s/Dale R. Schuh
                                      -----------------------------------------
                                         Dale R. Schuh, Chairman of the Board,
                                           President and Director




                                   Sentry Life Insurance Company
                                   Depositor



                                   By:  s/Dale R. Schuh
                                      -----------------------------------------
                                          Dale R. Schuh, Chairman of the Board
                                            President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.






s/Dale R. Schuh                                                  April 26, 1999
------------------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



s/William M. O'Reilly                                            April 26, 1999
------------------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                                April 26, 1999
------------------------------------------
William J. Lohr, Treasurer and
Director



s/Janet L. Fagan                                                 April 26, 1999
------------------------------------------
Janet L. Fagan, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 20

                                       TO

                                    FORM N-4

                                       FOR

                           SENTRY VARIABLE ACCOUNT II

                                INDEX TO EXHIBITS


Exhibit
-------

99.B     9        Opinion and Consent of Counsel

99.B     10       Consent of Independent Accountant

99.B     13       Calculation of Performance Information